Marketable securities and other securities investments	12 Months Ended
Mar. 31, 2014
Marketable securities and other securities investments

5. Marketable securities and other securities investments:

Marketable securities and other securities investments include public and corporate bonds and common stocks for which the aggregate cost, gross unrealized gains and losses and fair value are as follows:

	Yen in millions
	March 31, 2013
	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale
Public and corporate bonds	4,350,942	211,070	8,866	4,553,146
Common stocks	599,371	804,405	2,593	1,401,183
Other	537,272	31,416	2	568,686

Total	5,487,585	1,046,891	11,461	6,523,015

Securities not practicable to determine fair value
Public and corporate bonds	20,148
Common stocks	79,082

Total	99,230

	Yen in millions
	March 31, 2014
	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale
Public and corporate bonds	5,879,336	290,964	5,377	6,164,923
Common stocks	619,811	1,377,653	268	1,997,196
Other	538,306	34,076	49	572,333

Total	7,037,453	1,702,693	5,694	8,734,452

Securities not practicable to determine fair value
Public and corporate bonds	433
Common stocks	77,035

Total	77,468

Public and corporate bonds included in available-for-sale represent 49% of Japanese bonds, and 51% of U.S., European and other bonds as of March 31, 2013, and 50% of Japanese bonds, and 50% of U.S., European and other bonds as of March 31, 2014. Listed stocks on the Japanese stock markets represent 85% and 86% of common stocks which are included in available-for-sale as of March 31, 2013 and 2014, respectively. Public and corporate bonds include primarily government bonds, and “Other” includes primarily investment trusts.

Unrealized losses continuing over a 12 month period or more in the aggregate were not material at March 31, 2013 and 2014.

As of March 31, 2013 and 2014, maturities of public and corporate bonds and other included in available-for-sale are mainly from 1 to 10 years.

Proceeds from sales of available-for-sale securities were ¥162,160 million, ¥35,178 million and ¥538,894 million for the years ended March 31, 2012, 2013 and 2014, respectively. On those sales, gross realized gains were ¥4,822 million, ¥1,048 million and ¥25,099 million and gross realized losses were ¥15 million, ¥31 million and ¥404 million, respectively.

During the years ended March 31, 2012, 2013 and 2014, Toyota recognized impairment losses on available-for-sale securities of ¥53,831 million, ¥2,104 million and ¥6,197 million, respectively, which are included in “Other income (loss), net” and other in the accompanying consolidated statements of income.

In the ordinary course of business, Toyota maintains long-term investment securities, included in “Marketable securities and other securities investments” and issued by a number of non-public companies which are recorded at cost, as their fair values were not readily determinable. Management employs a systematic methodology to assess the recoverability of such investments by reviewing the financial viability of the underlying companies and the prevailing market conditions in which these companies operate to determine if Toyota’s investment in each individual company is impaired and whether the impairment is other-than-temporary. Toyota periodically performs this impairment test for significant investments recorded at cost. If the impairment is determined to be other-than-temporary, the carrying value of the investment is written-down by the impaired amount and the losses are recognized currently in operations.